Interest charges and related fees	12 Months Ended
Dec. 31, 2017
Interest charges and related fees
16 Interest charges and related fees

	2017	2016	2015
Subordinated loans	34	34	33
Trust pass-through securities	9	9	9
Borrowings	229	210	240
Other	162	95	129
Total	435	347	412

The interest charges accrued on financial assets and liabilities that are not carried at fair value through profit or loss amounted to EUR 162 million (2016: EUR 176 million; 2015: EUR 269 million).

Aegon N.V [member]
Interest charges and related fees

6 Interest charges and related fees
	2017	2016
Subordinated borrowings	34	34
Borrowings	62	68
Other	4	4
Total	100	106